Fair Value (Annual and Quarter) (Detail) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Money Market Funds, at Carrying Value	$ 210,000	$ 261,000	$ 5,000
Cash Surrender Value of Life Insurance	70,000	70,000	71,000
Long-term Debt, Fair Value	3,200,000	3,500,000
Notes Payable, Fair Value Disclosure	247,000	259,000
Debenture, Fair Value	33,000	34,000
8¼% Limited convertible senior subordinated notes due 2012 [Member]
Convertible Debt, Fair Value Disclosures		259,000	1,200,000
9½% Subordinated debentures due 2012 [Member}
Long-term Debt, Fair Value		$ 34,000	$ 100,000